Consolidated Statements of Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) ₪ / shares [1]	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 ILS (₪) ₪ / shares	Dec. 31, 2015 ILS (₪) ₪ / shares
Income Statement [Abstract]
Revenues	₪ 9,789	$ 2,823	₪ 10,084	₪ 9,985
Costs and expenses
Depreciation and amortization	2,117	611	2,161	2,131
Salaries	2,007	579	2,015	1,958
General and operating expenses	3,906	1,127	4,021	3,876
Other operating expenses (income), net	149	43	21	3
Costs and expenses	8,179	2,360	8,218	7,968
Operating profit	1,610	463	1,866	2,017
Financing expenses (income)
Finance expenses	586	169	1,054	689
Finance income	(69)	(20)	(123)	(154)
Financing expenses, net	517	149	931	535
Profit after financing expenses, net	1,093	314	935	1,482
Share of loss (income) in equity-accounted investee	5	1	5	(12)
Profit before income tax	1,088	313	930	1,494
Income tax expenses	347	100	442	358
Net profit for the year	741	213	488	1,136
Profit (loss) attributable to:
Shareholders of the company	78	22	(236)	210
Non-controlling interests	663	191	724	926
Net profit for the year	₪ 741	$ 213	₪ 488	₪ 1,136
Earnings (loss) per share
Basic | (per share)	₪ 2.62	$ 0.76	₪ (7.92)	₪ 7.04
Diluted | (per share)	₪ 2.62	$ 0.76	₪ (7.92)	₪ 6.97

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.